Others (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Others [Line Items]
Gain on foreign exchange	$ 517	$ 14,389
Profit net of tax	$ 1,324	1,387
Floating Interest Rate [Member]
Others [Line Items]
Borrowing interest rate	1.00%
Profit net of tax	$ 524	$ 552